CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	30,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	425,000,000	300,000,000	300,000,000
Common stock, shares issued	56,867,098	55,681,918	53,763,270
Common stock, shares outstanding	56,867,098	55,681,918	53,679,473
Treasury stock, shares	133,797	133,797	83,797
Series A Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Preferred stock, shares authorized	208,334	10,000,000	10,000,000
Preferred stock, shares issued	208,334	208,334	208,334
Preferred stock, shares outstanding	208,334	208,334	208,334
Series B Convertible Preferred Stock [Member]
Preferred stock, liquidation value per share (in dollars per share)	$ 2.40	$ 2.40	$ 2.40
Preferred stock, shares authorized	12,000,000	6,454,621	4,371,287
Preferred stock, shares issued	11,664,993	5,968,510	3,037,954
Preferred stock, shares outstanding	11,664,993	5,968,510	3,037,954